Long-Term Debt and Other Financial Liabilities, Huarong Lordship Sale and Leaseback (Details) $ in Thousands	6 Months Ended
	Jun. 30, 2026 USD ($) Installment	Jun. 30, 2025 USD ($)	Jun. 25, 2026 USD ($)	Dec. 31, 2025 USD ($)
Long-Term Debt and Other Financial Liabilities [Abstract]
Proceeds from drawdown	$ 111,950	$ 88,060
Balance outstanding	$ 298,476			$ 293,958
Huarong Lordship Sale and Leaseback [Member]
Long-Term Debt and Other Financial Liabilities [Abstract]
Financing amount			$ 21,500
Term of charter contract	6 years
Number of payment installments | Installment	24
Frequency of periodic payment	quarterly
Installment payment	$ 675
Balloon payment	5,300
Proceeds from drawdown	0
Balance outstanding	$ 0